Consolidated Statements of Changes in Equity (Deficit) - USD ($)	Share Capital [Member]	Capital Reserve [Member]	Foreign Currency Translation Reserve [Member]	Retained Earnings [Member]	Noncontrolling Interest [Member]	Total
Balance at Dec. 31, 2020	$ 30,273	$ (1,140)	$ 23,751	$ (77,555)		$ (24,671)
Loss for the year				(113,496)		(113,496)
Foreign currency translation gain (loss)			9,704			9,704
Balance at Dec. 31, 2021	30,273	(1,140)	33,455	(191,051)		(128,463)
Loss for the year				(281,452)	(1,824)	(283,276)
Foreign currency translation gain (loss)			(23,604)			(23,604)
Balance at Dec. 31, 2022	$ 30,273	$ (1,140)	$ 9,851	$ (472,503)	$ (1,824)	$ (435,343)